Schedule Fees and Reimbursable Expenses due to Advisor its Affiliates and Other Related Parties (Parenthetical) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Related Party Transaction [Line Items]
Investment services fees capitalized	$ 2,000,000		$ 400,000
Capitalized amount of asset management fees	200,000		30,000
Investment services fees	1,994,830	[1]	708,447	[1]
Income Loss From Discontinued Operations Net Of Tax [Member] | Gwinnett Center
Related Party Transaction [Line Items]
Investment services fees	0		300,000
Asset management fees	100,000		20,000
Property management fees	$ 70,000		$ 10,000

[1]	For the years ended December 31, 2012 and 2011, approximately $2.0 million and $0.4 million, respectively, of the investment services fees and approximately $0.2 million and $0.03 million respectively, of asset management fees incurred by the Company above were capitalized as part of the cost of development properties. In addition, for the years ended December 31, 2012 and 2011, approximately $0 million and $0.3 million, respectively, in investment services fees and approximately $0.1 million and $0.02 million, respectively, in asset management fees relating to Gwinnett Center are included in loss from discontinued operations for the applicable period.